Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2022
Furniture and office equipment | Minimum
Summary of Significant Accounting Policies
Estimated useful lives (in years)	3 years
Furniture and office equipment | Maximum
Summary of Significant Accounting Policies
Estimated useful lives (in years)	15 years
Kitchen equipment | Minimum
Summary of Significant Accounting Policies
Estimated useful lives (in years)	4 years
Kitchen equipment | Maximum
Summary of Significant Accounting Policies
Estimated useful lives (in years)	12 years
Software | Minimum
Summary of Significant Accounting Policies
Estimated useful lives (in years)	3 years
Software | Maximum
Summary of Significant Accounting Policies
Estimated useful lives (in years)	5 years